Accrued Expenses and Other Current Liabilities - Components of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017	Jan. 30, 2016
Accrued expenses and other current liabilities [Abstract]
Deferred membership fee income		$ 126,216		$ 116,483	$ 117,806
Employee compensation		82,037		80,903
Insurance reserves		40,620		41,340
Repairs and maintenance		18,260		23,758
Outstanding checks		34,002		21,713
BJ's Perks rewards		22,736		21,125
Professional services		7,626		19,062
Fixed asset accruals		19,405		16,915
Accrued interest		25,428		10,192
Sales and use taxes		16,151		10,058
Gift card liability		10,578		10,138
Utilities, advertising and other		92,708		86,010
Accrued expenses and other current liabilities	$ 485,786	$ 495,767	$ 445,975	$ 457,697